Quarterly Report
January 31, 2021
MFS®  Inflation-Adjusted
Bond Fund
IAB-Q1

Portfolio of Investments
1/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 99.5%
Asset-Backed & Securitized – 2.9%
ALM Loan Funding, CLO, 2015-16A, “A2R2”, FLR, 1.741% (LIBOR - 3mo. + 1.5%), 7/15/2027 (n)		$1,400,000	$1,396,500
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.176% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)		3,018,700	3,018,699
Benchmark Mortgage Trust, 2019-B10, “A4”, 3.717%, 3/15/2062		2,400,000	2,777,670
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053		2,972,000	3,275,162
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072		2,063,594	2,297,480
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062		2,302,897	2,541,188
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063		544,612	550,709
Commercial Mortgage Pass-Through Certificates, 2021-BN31,“XA”, 1.34%, 2/15/2054 (i)		19,781,319	2,141,367
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050		2,190,172	2,472,079
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.261% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		1,331,195	1,330,462
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 1.641% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)		3,204,527	3,196,516
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.723% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)		3,382,623	3,394,208
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.826% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)		2,577,500	2,586,136
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052		467,871	529,413
Oaktree CLO Ltd., 15-1A, “A1R”, FLR, 1.094% (LIBOR - 3mo. + 0.87%), 10/20/2027 (n)		3,241,554	3,233,026
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.574% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)		1,847,360	1,836,754
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.441% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)		2,866,629	2,861,813
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050		1,533,375	1,746,732
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052		3,297,750	3,682,290
			$44,868,204
Automotive – 0.8%
Hyundai Capital America, 2.85%, 11/01/2022 (n)		$800,000	$828,076
Hyundai Capital America, 2.375%, 2/10/2023 (n)		1,110,000	1,144,226
Hyundai Capital America, 0.8%, 1/08/2024 (n)		2,925,000	2,915,557
Volkswagen Group of America Finance LLC, 0.875%, 11/22/2023 (n)		7,310,000	7,345,035
			$12,232,894
Computer Software - Systems – 0.1%
Apple, Inc., 3.2%, 5/11/2027		$1,826,000	$2,056,159
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029		$1,438,000	$1,575,750
Industrial Revenue - Other – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022		$268,000	$275,829
Howard University, Washington D.C., 2.801%, 10/01/2023		295,000	306,306
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021		255,000	257,032
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024		325,000	336,754
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		402,000	417,816
			$1,593,737
International Market Sovereign – 1.2%
Republic of Italy, Inflation Linked Bond, 0.4%, 5/15/2030	EUR	11,287,248	$14,637,018
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		2,263,140	4,145,960
			$18,782,978
Major Banks – 0.2%
UBS Group AG, 3.491%, 5/23/2023 (n)		$2,334,000	$2,425,077
Medical & Health Technology & Services – 0.5%
CommonSpirit Health, AGM, 3.817%, 10/01/2049		$2,967,000	$3,358,862
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028		2,421,000	2,877,612
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038		747,000	903,967
			$7,140,441

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 0.8%
Freddie Mac, 3.286%, 11/25/2027	$2,049,000	$2,351,002
Freddie Mac, 3.85%, 5/25/2028	2,860,000	3,396,946
Freddie Mac, 3.854%, 6/25/2028	4,093,000	4,871,053
Freddie Mac, 3.92%, 9/25/2028	525,000	628,606
Freddie Mac, 1.662%, 5/25/2030 (i)	6,326,494	896,086
Freddie Mac, 1.17%, 9/25/2030 (i)	3,529,812	364,056
		$12,507,749
Municipals – 3.2%
California Department of Water Resources Rev. (Central Valley Project Water System), “BC”, 1.409%, 12/01/2029	$1,640,000	$1,655,121
California Earthquake Authority Rev., “B”, 1.227%, 7/01/2021	580,000	582,390
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	1,855,000	1,881,638
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	1,310,000	1,342,318
Chicago, IL, Board of Education, “E”, BAM, 6.138%, 12/01/2039	410,000	530,794
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 1.838%, 12/01/2023	262,000	269,032
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024	523,000	543,141
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.214%, 12/01/2025	392,000	410,655
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.481%, 12/01/2026	915,000	963,641
Colorado Health Facilities Authority Rev. (Covenant Living Communities and Services), “B”, 2.8%, 12/01/2026	985,000	1,018,510
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	2,436,000	2,515,828
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043	2,335,000	2,514,772
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	340,000	356,487
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.682%, 7/01/2027	1,660,000	1,746,951
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	4,200,000	4,742,724
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,245,000	1,262,778
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	8,796,000	8,671,712
New Jersey Turnpike Authority, Turnpike Rev., “B”, 0.897%, 1/01/2025 (w)	595,000	600,284
New Jersey Turnpike Authority, Turnpike Rev., “B”, 1.047%, 1/01/2026 (w)	745,000	754,178
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	1,925,000	2,506,639
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	2,140,000	2,175,310
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	1,910,000	1,921,040
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030	4,235,000	4,264,221
University of Missouri Curators Facilities Rev, “A”, 2.012%, 11/01/2027	3,640,000	3,841,255
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.497%, 6/01/2024	1,020,000	1,028,190
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.647%, 6/01/2025	835,000	841,814
		$48,941,423
Other Banks & Diversified Financials – 0.2%
ING Groep N.V., 3.15%, 3/29/2022	$2,236,000	$2,309,617
Specialty Stores – 0.1%
Ross Stores, Inc., 0.875%, 4/15/2026	$1,216,000	$1,209,844
U.S. Government Agencies and Equivalents – 0.1%
Tennessee Valley Authority, 0.75%, 5/15/2025	$1,985,000	$2,006,799
U.S. Treasury Inflation Protected Securities – 88.6%
U.S. Treasury Bonds, 2.375%, 1/15/2025	$27,086,391	$31,866,010
U.S. Treasury Bonds, 2%, 1/15/2026	34,229,671	40,998,054
U.S. Treasury Bonds, 2.375%, 1/15/2027	37,994,832	47,528,171
U.S. Treasury Bonds, 1.75%, 1/15/2028	54,390,460	67,184,966
U.S. Treasury Bonds, 3.625%, 4/15/2028	36,617,638	50,659,644
U.S. Treasury Bonds, 2.5%, 1/15/2029	13,493,864	17,793,452
U.S. Treasury Bonds, 3.875%, 4/15/2029 (f)	75,086,599	108,588,128
U.S. Treasury Bonds, 3.375%, 4/15/2032	7,922,696	12,071,074
U.S. Treasury Bonds, 2.125%, 2/15/2040	12,042,308	18,488,079
U.S. Treasury Bonds, 2.125%, 2/15/2041	16,321,438	25,394,500
U.S. Treasury Bonds, 0.75%, 2/15/2042	49,961,314	62,936,293
U.S. Treasury Bonds, 0.625%, 2/15/2043	44,784,700	55,208,806

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 1.375%, 2/15/2044	$15,663,384	$22,298,500
U.S. Treasury Bonds, 0.75%, 2/15/2045	21,450,902	27,333,141
U.S. Treasury Bonds, 1%, 2/15/2046	5,399,095	7,257,073
U.S. Treasury Bonds, 0.875%, 2/15/2047	6,166,332	8,156,820
U.S. Treasury Bonds, 1%, 2/15/2048	14,974,423	20,490,782
U.S. Treasury Bonds, 0.25%, 2/15/2050	10,163,197	11,795,529
U.S. Treasury Notes, 0.125%, 1/15/2023	38,416,155	40,097,862
U.S. Treasury Notes, 0.375%, 7/15/2023	24,227,355	25,809,704
U.S. Treasury Notes, 0.625%, 1/15/2024	56,899,355	61,501,683
U.S. Treasury Notes, 0.5%, 4/15/2024	30,116,178	32,516,453
U.S. Treasury Notes, 0.125%, 7/15/2024	57,153,793	61,657,630
U.S. Treasury Notes, 0.25%, 1/15/2025	97,569,166	106,183,964
U.S. Treasury Notes, 0.375%, 7/15/2025	83,681,716	92,643,723
U.S. Treasury Notes, 0.625%, 1/15/2026	32,607,092	36,661,325
U.S. Treasury Notes, 0.125%, 7/15/2026	9,816,357	10,880,179
U.S. Treasury Notes, 0.375%, 1/15/2027	39,211,202	44,098,306
U.S. Treasury Notes, 0.375%, 7/15/2027	30,570,995	34,663,051
U.S. Treasury Notes, 0.5%, 1/15/2028	55,941,900	63,895,410
U.S. Treasury Notes, 0.875%, 1/15/2029	30,309,946	35,794,941
U.S. Treasury Notes, 0.25%, 7/15/2029	17,273,416	19,620,846
U.S. Treasury Notes, 0.125%, 1/15/2030	35,400,750	39,616,574
U.S. Treasury Notes, 0.125%, 7/15/2030	7,840,643	8,810,412
		$1,350,501,085
Utilities - Electric Power – 0.6%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$5,958,000	$6,141,835
Virginia Electric & Power Co., 3.5%, 3/15/2027	2,891,000	3,271,693
		$9,413,528
Total Bonds		$1,517,565,285
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.09% (v)	9,107,292	$9,107,292

Other Assets, Less Liabilities – (0.1)%		(1,519,856)
Net Assets – 100.0%		$1,525,152,721
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,107,292 and $1,517,565,285, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,653,920, representing 2.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate

Portfolio of Investments (unaudited) – continued
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
NZD	New Zealand Dollar
Derivative Contracts at 1/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	291,006	CAD	372,000	State Street Bank Corp.	4/16/2021	$52
USD	18,136,930	EUR	14,828,176	Citibank N.A.	4/16/2021	112,857
USD	764,633	EUR	629,000	JPMorgan Chase Bank N.A.	4/16/2021	65
USD	302,928	NZD	421,366	Goldman Sachs International	4/16/2021	133
						$113,107
Liability Derivatives
AUD	275,484	USD	213,750	UBS AG	4/16/2021	$(3,124)
CAD	372,995	USD	292,609	Morgan Stanley Capital Services, Inc.	4/16/2021	(876)
NZD	421,000	USD	302,939	State Street Bank Corp.	4/16/2021	(407)
						$(4,407)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	485	$66,460,157	March – 2021	$292,733
U.S. Treasury Ultra Note 10 yr	Short	USD	98	15,075,156	March – 2021	200,704
						$493,437
At January 31, 2021, the fund had other liquid securities with an aggregate value of $755,479 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,352,507,884	$—	$1,352,507,884
Non - U.S. Sovereign Debt	—	18,782,978	—	18,782,978
Municipal Bonds	—	48,941,423	—	48,941,423
U.S. Corporate Bonds	—	21,735,483	—	21,735,483
Residential Mortgage-Backed Securities	—	12,507,749	—	12,507,749
Commercial Mortgage-Backed Securities	—	25,032,789	—	25,032,789
Asset-Backed Securities (including CDOs)	—	19,835,415	—	19,835,415
Foreign Bonds	—	18,221,564	—	18,221,564
Mutual Funds	9,107,292	—	—	9,107,292
Total	$9,107,292	$1,517,565,285	$—	$1,526,672,577
Other Financial Instruments
Futures Contracts – Assets	$493,437	$—	$—	$493,437
Forward Foreign Currency Exchange Contracts – Assets	—	113,107	—	113,107
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,407)	—	(4,407)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$47,052,229	$89,616,986	$127,561,923	$—	$—	$9,107,292
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$11,935	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.